UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-00958

T. Rowe Price New Horizons Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (410) 345-2000

Date of fiscal year end:  December 31

Date of reporting period:  June 30, 2023

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Market Commentary
Portfolio Summary
Fund Expense Example
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
June 30, 2023
Semiannual Report
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRNHX New Horizons Fund –
.
PRJIX New Horizons Fund–
.
I  Class
TRUZX New Horizons Fund–
.
Z Class

T. ROWE PRICE New Horizons Fund
Log in to your account at troweprice.com for more information.
* Certain mutual fund accounts that are assessed an annual account service fee can also save money by switching to e-delivery.

T. ROWE PRICE New Horizons Fund
Market Commentary

Dear Shareholder
Most major global stock and bond indexes produced positive returns during the first half of your fund’s fiscal year, the six-month period ended June 30,
2023. Despite turmoil in the banking sector and a protracted debt ceiling standoff, markets were resilient as growth remained positive in the major economies and corporate earnings results came in stronger than expected.
For the six-month period, the technology-oriented Nasdaq Composite Index gained more than 30%, the strongest result of the major benchmarks, as tech companies benefited from investor enthusiasm for artificial intelligence applications. Growth stocks outperformed value shares, and developed market stocks generally outpaced their emerging market counterparts. Currency movements were mixed over the period, although a weaker dollar versus major
European currencies was beneficial for U.S. investors in European securities.
Within the S&P 500 Index, the information technology, communication services, and consumer discretionary sectors were all lifted by the tech rally and recorded significant gains. Conversely, the defensive utilities sector had the weakest returns in the growth-focused environment, and the energy sector also lost ground amid declining oil prices. The financials sector partly recovered from the failure of three large regional banks during the period but still finished with modest losses.
Cheaper oil contributed to slowing inflation, although core inflation readings—
which exclude volatile food and energy prices—remained stubbornly high. In response, the Federal Reserve raised its short-term lending benchmark rate to a target range of 5.00% to 5.25% by early May, the highest level since 2007. The
Fed held rates steady at its June meeting, but policymakers indicated that two more rate hikes could come by the end of the year.
In the fixed income market, returns were generally positive across most sectors as investors benefited from the higher interest rates that have become available over the past year. Investment-grade corporate bonds were supported by generally solid balance sheets and were among the strongest performers.
Global economies and markets showed surprising resilience in recent months, but, moving into the second half of 2023, we believe investors could face potential challenges. The impact of the Fed’s rate hikes has yet to be fully felt in the economy, and while the regional banking turmoil appears to have been contained by the swift actions of regulators, it could weigh on credit conditions.
Moreover, market consensus still seems to point to a coming recession, although hopes have emerged that such a downturn could be more modest.

T. ROWE PRICE New Horizons Fund

We believe this environment makes skilled active management a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to identify securities that can add value to your portfolio over the long term.
You may notice that this report no longer contains the commentary on your fund’s performance and positioning that we previously included in the semiannual shareholder letters. The Securities and Exchange Commission
(SEC) adopted new rules in January that will require fund reports to transition to a new format known as a Tailored Shareholder Report. This change will require a much more concise summary of performance rather than the level of detail we have provided historically while also aiming to be more visually engaging. As we prepare to make changes to the annual reports to meet the new report regulatory requirements by mid-2024, we felt the time was right to discontinue the optional six-month semiannual fund letter to focus on the changes to come.
While semiannual fund letters will no longer be produced, you may continue to access current fund information as well as insights and perspectives from our investment team on our personal investing website.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE New Horizons Fund
Portfolio Summary

SECTOR DIVERSIFICATION
Percent of Net Assets
6/30/22 12/31/22 6/30/23
Industrials
and Business
Services 22.0% 26.2% 32.1%
Information
Technology 36.2  38.0  28.3
Health Care 30.3  23.3  23.8
Consumer
Discretionary 7.0  7.8  7.8
Financials 2.3  2.4  1.3
Materials 0.0  0.0  1.2
Energy 0.2  0.5  0.6
Real Estate 0.8  0.0  0.4
Consumer
Staples 0.2  0.2  0.4
Communication
Services 0.1  0.1  0.0
Utilities 0.0  0.0  0.0
Other and
Reserves 0.9  1.5  4.1
Total 100.0% 100.0% 100.0%
Historical weightings reflect current industry/sector
classifications.

T. ROWE PRICE New Horizons Fund

PORTFOLIO HIGHLIGHTS
TWENTY-FIVE LARGEST HOLDINGS
Percent of
Net Assets
6/30/23
BILL Holdings 3.0%
SiteOne Landscape Supply 3.0
Paylocity Holding 3.0
Ceridian HCM Holding 2.9
Old Dominion Freight Line 2.7
Ingersoll Rand 2.7
Veeva Systems 2.6
Roper Technologies 2.6
Teledyne Technologies 2.5
Five Below 2.4
HubSpot 2.4
Globant 2.4
Saia 2.4
Booz Allen Hamilton Holding 2.3
MongoDB 2.2
Procore Technologies 2.0
Atlassian 2.0
West Pharmaceutical Services 2.0
Floor & Decor Holdings 2.0
Entegris 1.9
IDEX 1.9
Hubbell 1.9
Argenx 1.7
Toro 1.5
Monday.com 1.5
Total 57.5%
Note: The information shown does not reflect any exchange-traded funds (ETFs), cash reserves, or collateral for securities lending that may be held in the portfolio.

T. ROWE PRICE New Horizons Fund

FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Please note that the fund has three share classes: The original share class (Investor Class)
charges no distribution and service (12b-1) fee, I Class shares are also available to institutionally oriented clients and impose no 12b-1 or administrative fee payment, and Z Class shares are offered only to funds advised by T. Rowe Price and other advisory clients of T. Rowe Price or its affiliates that are subject to a contractual fee for investment management services and impose no 12b-1 fee or administrative fee payment. Each share class is presented separately in the table.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid
During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or Enhanced Personal Services client
(enrollment in these programs generally requires T. Rowe Price assets of at least $250,000).
This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads.
Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

T. ROWE PRICE New Horizons Fund

NEW HORIZONS FUND
Beginning
Account Value
1/1/23
Ending
Account Value
6/30/23
Expenses Paid
During Period*
1/1/23 to 6/30/23
Investor Class
Actual $1,000.00 $1,158.20 $4.17
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,020.93   3.91
I Class
Actual   1,000.00   1,159.00   3.53
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,021.52   3.31
Z Class
Actual   1,000.00   1,162.50   0.00
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,024.79   0.00
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181), and divided by the days in the year (365) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.78%, the
2
I Class
was 0.66%, and the
3
Z Class was 0.00%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE New Horizons Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
6/30/23
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
NET ASSET VALUE
Beginning of period $ 46.33 $ 76.81 $ 82.28 $ 59.37 $ 48.20 $ 52.57
Investment activities
Net investment
loss
(1)(2)
(0.10) (0.28) (0.48) (0.36) (0.20) (0.14)
Net realized and
unrealized gain/loss 7.43 (28.02) 8.14 34.44 18.34 2.49
Total from
investment activities 7.33 (28.30) 7.66 34.08 18.14 2.35
Distributions
Net realized gain — (2.18) (13.13) (11.17) (6.97) (6.72)
NET ASSET VALUE
End of period $ 53.66 $ 46.33 $ 76.81 $ 82.28 $ 59.37 $ 48.20

T. ROWE PRICE New Horizons Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
6/30/23
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
Ratios/Supplemental Data
Total return
(2)(3)
15.82% (37.00)% 9.71% 57.72% 37.71% 4.04%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by Price
Associates 0.78%
(4)
0.79% 0.75% 0.75% 0.76% 0.77%
Net expenses after
waivers/payments
by Price Associates 0.78%
(4)
0.79% 0.75% 0.75% 0.76% 0.77%
Net investment loss (0.39)%
(4)
(0.51)% (0.54)% (0.50)% (0.33)% (0.24)%
Portfolio turnover rate 28.8% 52.7% 42.5% 52.2% 45.8% 39.3%
Net assets, end of
period (in millions) $10,554 $9,636 $24,296 $25,489 $20,474 $16,574
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE New Horizons Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
6/30/23
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
NET ASSET VALUE
Beginning of period $ 46.54 $ 77.03 $ 82.55 $ 59.52 $ 48.26 $ 52.63
Investment activities
Net investment
loss
(1)(2)
(0.07) (0.20) (0.39) (0.28) (0.13) (0.07)
Net realized and
unrealized gain/loss 7.47 (28.11) 8.16 34.56 18.36 2.49
Total from
investment activities 7.40 (28.31) 7.77 34.28 18.23 2.42
Distributions
Net realized gain — (2.18) (13.29) (11.25) (6.97) (6.79)
NET ASSET VALUE
End of period $ 53.94 $ 46.54 $ 77.03 $ 82.55 $ 59.52 $ 48.26

T. ROWE PRICE New Horizons Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
6/30/23
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
Ratios/Supplemental Data
Total return
(2)(3)
15.90% (36.91)% 9.82% 57.92% 37.85% 4.17%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by Price
Associates 0.66%
(4)
0.66% 0.64% 0.64% 0.65% 0.65%
Net expenses after
waivers/payments
by Price Associates 0.66%
(4)
0.66% 0.64% 0.64% 0.65% 0.65%
Net investment loss (0.27)%
(4)
(0.36)% (0.44)% (0.40)% (0.21)% (0.12)%
Portfolio turnover rate 28.8% 52.7% 42.5% 52.2% 45.8% 39.3%
Net assets, end of
period (in millions) $12,151 $10,763 $11,728 $9,621 $7,349 $5,295
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE New Horizons Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
(1)
6 Months
. Ended
6/30/23
.. Year ..
.. Ended .
3/16/20
(1)
Through
12/31/20 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 46.77 $ 76.88 $ 82.36 $ 46.43
Investment activities
Net investment income
(2)(3)
0.10 0.16 0.17 0.12
Net realized and unrealized gain/loss 7.50 (28.09) 8.14 47.45
Total from investment activities 7.60 (27.93) 8.31 47.57
Distributions
Net realized gain — (2.18) (13.79) (11.64)
NET ASSET VALUE
End of period $ 54.37 $ 46.77 $ 76.88 $ 82.36
Ratios/Supplemental Data
Total return
(3)(4)
16.25% (36.49)% 10.52% 102.89%
Ratios to average net assets:
(3)
Gross expenses before waivers/payments by
Price Associates 0.64%
(5)
0.64% 0.64% 0.64%
(5)
Net expenses after waivers/payments by Price
Associates 0.00%
(5)
0.00% 0.00% 0.00%
(5)
Net investment income 0.39%
(5)
0.29% 0.20% 0.20%
(5)
Portfolio turnover rate 28.8% 52.7% 42.5% 52.2%
Net assets, end of period (in millions) $2,231 $1,905 $3,246 $3,852
0% 0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
See Note 6 for details of expense-related arrangements with Price Associates.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE New Horizons Fund
June 30, 2023 (Unaudited)

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 89.8%
COMMUNICATION SERVICES 0.0%
Diversified Telecommunication Services 0.0%
GCI Liberty, Class A, EC  (1) 6,047,898 —
—
Entertainment 0.0%
Houzz, Acquisition Date: 6/3/14, Cost $6,575  (1)(2)(3) 877,600 70
OfferUp, Acquisition Date: 3/6/15, Cost $5,042  (1)(2)(3) 1,012,630 699
769
Total Communication Services 769
CONSUMER DISCRETIONARY 7.2%
Automobile Components 0.1%
Atmus Filtration Technologies  (3) 566,719 12,445
12,445
Automobiles 0.1%
Rivian Automotive, Class A  (3) 855,172 14,247
14,247
Diversified Consumer Services 0.0%
Rover Group, Acquisition Date: 8/2/21, Cost $—  (2)(3) 4,399,933 148
148
Hotels, Restaurants & Leisure 1.3%
Cava Group  (3) 406,706 16,654
Cava Group, Acquisition Date: 3/26/21, Cost $55,389  (2)(3) 4,415,874 180,830
Wingstop  637,254 127,553
325,037
Household Durables 0.3%
NVR (3) 10,180 64,649
64,649
Specialty Retail 5.4%
Burlington Stores  (3) 1,524,465 239,935
Five Below  (3)(4) 3,103,518 609,965
Floor & Decor Holdings, Class A  (3) 4,692,945 487,879
Framebridge, EC, Acquisition Date: 5/19/20 - 9/15/21,
Cost $2,186  (1)(2)(3) 2,186,159 984
1,338,763
Textiles, Apparel & Luxury Goods 0.0%
Moncler (EUR)  167,903 11,617
11,617
Total Consumer Discretionary 1,766,906

T. ROWE PRICE New Horizons Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CONSUMER STAPLES 0.3%
Personal Care Products 0.3%
elf Beauty  (3) 553,685 63,247
Total Consumer Staples 63,247
ENERGY 0.6%
Oil, Gas & Consumable Fuels 0.6%
Venture Global LNG, Series B, Acquisition Date: 3/8/18,
Cost $2,981  (1)(2)(3) 987 17,766
Venture Global LNG, Series C, Acquisition Date: 5/25/17 - 3/8/18,
Cost $25,850  (1)(2)(3) 7,166 128,988
Total Energy 146,754
FINANCIALS 1.1%
Capital Markets 0.1%
MSCI  28,287 13,275
13,275
Financial Services 1.0%
FleetCor Technologies  (3) 250,551 62,908
Toast, Class A  (3) 8,640,616 195,019
257,927
Insurance 0.0%
Palomar Holdings  (3) 165,782 9,622
9,622
Total Financials 280,824
HEALTH CARE 21.0%
Biotechnology 11.4%
ACADIA Pharmaceuticals  (3) 1,803,274 43,188
Acerta Future Payments, EC, Acquisition Date: 6/30/21,
Cost $8,852  (1)(2)(3) 8,851,872 8,409
Agios Pharmaceuticals  (3) 388,976 11,016
Akero Therapeutics  (3) 1,539,990 71,902
Allakos  (3) 2,098,785 9,151
Allogene Therapeutics  (3) 1,678,192 8,341
Alnylam Pharmaceuticals  (3) 1,496,556 284,256
Apellis Pharmaceuticals  (3) 1,787,100 162,805
Arcellx  (3) 372,044 11,764
Argenx, ADR  (3) 1,069,900 416,972
Ascendis Pharma, ADR  (3) 869,247 77,580
Avidity Biosciences  (3) 3,357,026 37,229
BeiGene, ADR  (3) 276,300 49,264
Blueprint Medicines  (3) 2,099,727 132,703
C4 Therapeutics  (3) 1,764,662 4,853
Centessa Pharmaceuticals, ADR  (3) 1,011,099 6,259

T. ROWE PRICE New Horizons Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Cerevel Therapeutics Holdings  (3) 1,747,006 55,537
Crinetics Pharmaceuticals  (3) 755,406 13,612
CureVac  (3) 1,398,811 14,576
Day One Biopharmaceuticals  (3) 1,263,908 15,091
Denali Therapeutics  (3) 1,306,570 38,557
Disc Medicine  (3) 99,586 4,422
Entrada Therapeutics  (3) 1,782,942 26,994
EQRx, Warrants, 12/20/26  (3) 302,672 49
Generation Bio  (3) 4,054,691 22,301
Gyroscope Therapeutics, Milestone Payment 1, Acquisition Date:
2/18/22, Cost $8,140  (1)(2)(3) 8,139,642 3,988
Gyroscope Therapeutics, Milestone Payment 2, Acquisition Date:
2/18/22, Cost $5,425  (1)(2)(3) 5,424,598 1,465
Gyroscope Therapeutics, Milestone Payment 3, Acquisition Date:
2/18/22, Cost $5,425  (1)(2)(3) 5,424,598 1,410
Ideaya Biosciences  (3) 1,505,080 35,369
IGM Biosciences  (3) 1,873,100 17,289
Immuneering, Class A  (3) 1,515,901 15,371
Immunocore Holdings, ADR  (3) 267,300 16,027
Insmed  (3) 4,379,135 92,400
Intellia Therapeutics  (3) 915,933 37,352
Ionis Pharmaceuticals  (3) 1,180,654 48,442
Karuna Therapeutics  (3) 699,643 151,718
Keros Therapeutics  (3) 814,461 32,725
Kymera Therapeutics  (3) 2,678,307 61,574
Leap Therapeutics  (3) 316,935 992
Leap Therapeutics, Acquisition Date: 9/28/20, Cost $794  (2)(3) 62,500 176
Legend Biotech, ADR  (3) 391,330 27,014
Lyell Immunopharma  (3) 1,486,286 4,726
Mirati Therapeutics  (3) 414,556 14,978
Monte Rosa Therapeutics  (3) 1,995,952 13,672
MoonLake Immunotherapeutics  (3) 677,330 34,544
Morphic Holding  (3) 936,235 53,674
Neurocrine Biosciences  (3) 309,647 29,200
Nurix Therapeutics  (3) 1,327,066 13,257
Nuvalent, Class A  (3) 283,026 11,935
Prime Medicine  (3) 1,176,161 17,231
Prothena  (3) 1,656,122 113,080
PTC Therapeutics  (3) 366,019 14,886
RAPT Therapeutics  (3) 2,021,825 37,808
Relay Therapeutics  (3) 3,112,124 39,088
Replimune Group  (3) 2,445,614 56,787
REVOLUTION Medicines  (3) 1,734,890 46,408
Rocket Pharmaceuticals  (3) 702,491 13,959
Sage Therapeutics  (3) 453,869 21,341
Sana Biotechnology  (3) 2,060,674 12,282

T. ROWE PRICE New Horizons Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Scholar Rock, Warrants, 12/31/25, Acquisition Date: 6/17/22,
Cost $—  (2)(3)(4) 229,118 892
Scholar Rock Holding  (3)(4) 3,294,792 24,843
Senti Biosciences  (3) 1,476,057 921
SpringWorks Therapeutics  (3) 315,853 8,282
Tenaya Therapeutics  (3) 2,429,378 14,260
Ultragenyx Pharmaceutical  (3) 1,166,451 53,808
Vaxcyte  (3) 777,017 38,804
Xencor  (3) 1,186,828 29,635
Zai Lab, ADR  (3) 922,787 25,589
Zentalis Pharmaceuticals  (3) 1,076,453 30,367
2,846,400
Health Care Equipment & Supplies 0.5%
Novocure (3) 467,170 19,388
Penumbra  (3) 169,401 58,284
Shockwave Medical  (3) 176,572 50,395
128,067
Health Care Providers & Services 1.0%
Capsule, Acquisition Date: 4/7/21, Cost $8,954  (1)(2)(3) 617,863 1,811
Guardant Health  (3) 1,004,361 35,956
Molina Healthcare  (3) 704,783 212,309
250,076
Health Care Technology 2.6%
Veeva Systems, Class A  (3) 3,259,451 644,491
644,491
Life Sciences Tools & Services 4.9%
Bio-Techne  2,156,746 176,055
Eurofins Scientific (EUR)  2,013,474 127,952
Olink Holding, ADR  (3) 1,408,578 26,411
Repligen  (3) 2,403,890 340,054
Sartorius Stedim Biotech (EUR)  263,397 65,785
West Pharmaceutical Services  1,294,478 495,099
1,231,356
Pharmaceuticals 0.6%
Arvinas (3) 1,246,758 30,944
Longboard Pharmaceuticals  (3) 765,898 5,622
Pliant Therapeutics  (3) 1,300,802 23,570
Reata Pharmaceuticals, Class A  (3) 150,457 15,341
Structure Therapeutics, ADR  (3) 709,613 29,499
Ventyx Biosciences  (3) 1,648,159 54,060
159,036
Total Health Care 5,259,426

T. ROWE PRICE New Horizons Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
INDUSTRIALS & BUSINESS SERVICES 31.5%
Commercial Services & Supplies 0.6%
MSA Safety  13,915 2,421
Rentokil Initial (GBP)  18,209,896 142,378
144,799
Construction & Engineering 1.3%
WillScot Mobile Mini Holdings  (3) 6,894,761 329,501
329,501
Electrical Equipment 1.9%
Hubbell  1,438,684 477,010
477,010
Ground Transportation 5.9%
Convoy, Warrants, 3/15/33, Acquisition Date: 3/24/23, Cost $—  (1)
(2)(3) 328,538 —
JB Hunt Transport Services  1,125,663 203,779
Old Dominion Freight Line  1,848,501 683,483
Saia  (3)(4) 1,716,704 587,817
1,475,079
Industrial Conglomerates 2.6%
Roper Technologies  1,323,045 636,120
636,120
Machinery 7.5%
Esab  768,910 51,163
IDEX  2,226,856 479,353
Ingersoll Rand  10,322,424 674,674
RBC Bearings  (3) 1,322,729 287,654
Toro  3,731,819 379,339
1,872,183
Passenger Airlines 0.0%
Wheels Up Earnout, Acquisition Date: 7/23/21, Cost $—  (1)(2)(3) 1,049,318 —
Wheels Up Earnout, Acquisition Date: 7/23/21, Cost $—  (1)(2)(3) 1,049,318 —
Wheels Up Earnout, Acquisition Date: 7/23/21, Cost $—  (1)(2)(3) 1,049,318 —
—
Professional Services 8.5%
Booz Allen Hamilton Holding  5,183,195 578,445
Ceridian HCM Holding  (3)(4) 10,969,223 734,609
Checkr, Acquisition Date: 6/29/18 - 12/2/19, Cost $18,150  (1)(2)
(3)(4) 2,653,566 14,329
Paycom Software  191,171 61,412
Paylocity Holding  (3)(4) 4,012,613 740,447
2,129,242

T. ROWE PRICE New Horizons Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Trading Companies & Distributors 3.2%
SiteOne Landscape Supply  (3)(4) 4,432,412 741,809
Xometry, Class A  (3) 3,106,299 65,791
807,600
Total Industrials & Business Services 7,871,534
INFORMATION TECHNOLOGY 26.4%
Electronic Equipment, Instruments & Components 2.9%
Novanta (3) 488,106 89,860
Teledyne Technologies  (3) 1,536,187 631,542
721,402
IT Services 6.1%
Endava, ADR  (3)(4) 6,922,277 358,505
Globant  (3)(4) 3,281,227 589,702
MongoDB  (3) 1,336,430 549,259
ServiceTitan, Acquisition Date: 11/9/18 - 5/4/21, Cost $4,778  (1)
(2)(3) 122,485 8,930
Themis Solutions, Acquisition Date: 4/14/21, Cost $9,168  (1)(2)(3) 408,330 7,277
1,513,673
Semiconductors & Semiconductor Equipment 3.3%
Entegris  4,335,974 480,513
Lattice Semiconductor  (3) 694,496 66,720
Monolithic Power Systems  531,271 287,008
834,241
Software 14.1%
Atlassian, Class A  (3) 2,972,948 498,891
BILL Holdings  (3) 6,473,451 756,423
Confluent, Class A  (3) 2,087,319 73,703
Databricks, Acquisition Date: 7/24/20 - 8/28/20, Cost $5,376  (1)
(2)(3) 335,808 24,568
Datadog, Class A  (3) 2,304,109 226,678
Descartes Systems Group  (3)(4) 4,221,522 338,186
Dynatrace  (3) 1,150,067 59,194
Evernote Chinese Cash Escrow, EC  (1) 429,118 408
Evernote Equity Holder Expense Fund, EC  (1) 15,815 15
Gusto, Acquisition Date: 8/18/20 - 11/9/20, Cost $28,448  (1)(2)(3) 2,129,852 40,105
HubSpot  (3) 1,142,903 608,127
Monday.com  (3) 2,193,038 375,492
Procore Technologies  (3) 7,765,735 505,316
Socure, Acquisition Date: 12/22/21, Cost $2,205  (1)(2)(3) 137,206 1,026
Tanium, Class B, Acquisition Date: 9/24/20, Cost $7,493  (1)(2)(3) 657,558 2,900
Zscaler  (3) 56,042 8,199
3,519,231
Total Information Technology 6,588,547

T. ROWE PRICE New Horizons Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
MATERIALS 1.2%
Chemicals 0.0%
Ginkgo Bioworks, Acquisition Date: 9/17/21, Cost $—  (2)(3) 217,921 105
Ginkgo Bioworks, Acquisition Date: 9/17/21, Cost $—  (2)(3) 217,921 93
Ginkgo Bioworks, Acquisition Date: 9/17/21, Cost $—  (2)(3) 217,921 83
281
Containers & Packaging 1.0%
Ball  4,331,608 252,143
252,143
Metals & Mining 0.2%
Reliance Steel & Aluminum  96,078 26,094
Steel Dynamics  244,663 26,651
52,745
Total Materials 305,169
REAL ESTATE 0.5%
Real Estate Management & Development 0.5%
CoStar Group  (3) 1,274,241 113,407
Total Real Estate 113,407
Total Common Stocks (Cost $16,233,420) 22,396,583
CONVERTIBLE BONDS 0.0%
Convoy, 15.00%, 9/30/26, Acquisition Date: 3/24/23,
Cost $2,279  (1)(2)(3) 2,279,182 2,279
Jetclosing, 4.00%, 9/14/23, Acquisition Date: 3/14/22,
Cost $2,500  (1)(2)(3)(4) 2,500,000 1,162
Total Convertible Bonds (Cost $4,779) 3,441
CONVERTIBLE PREFERRED STOCKS 5.2%
COMMUNICATION SERVICES 0.0%
Entertainment 0.0%
Houzz, Series D, Acquisition Date: 6/3/14, Cost $19,726  (1)(2)(3) 2,632,810 1,632
OfferUp, Series A-2, Acquisition Date: 3/6/15, Cost $6,850  (1)(2)
(3) 1,375,830 949
OfferUp, Series C, Acquisition Date: 3/6/15, Cost $11,641  (1)(2)(3) 2,337,940 2,174
OfferUp, Series C-1, Acquisition Date: 8/26/16, Cost $4,573  (1)(2)
(3) 682,712 683
OfferUp, Series F, Acquisition Date: 7/1/20, Cost $2,026  (1)(2)(3) 884,802 611
6,049

T. ROWE PRICE New Horizons Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Media 0.0%
DTX, Series A-1, Acquisition Date: 2/4/22, Cost $8,815  (1)(2)(3) 4,844,924 1,357
1,357
Total Communication Services 7,406
CONSUMER DISCRETIONARY 0.7%
Hotels, Restaurants & Leisure 0.6%
Evolve Vacation Rental Network, Series 4, Acquisition Date:
8/15/14, Cost $906  (1)(2)(3)(4) 718,332 13,900
Evolve Vacation Rental Network, Series 5, Acquisition Date:
11/6/15, Cost $4,220  (1)(2)(3)(4) 1,727,442 33,426
Evolve Vacation Rental Network, Series 6, Acquisition Date:
1/18/17, Cost $8,679  (1)(2)(3)(4) 2,218,727 42,933
Evolve Vacation Rental Network, Series 7, Acquisition Date:
1/10/18, Cost $3,151  (1)(2)(3)(4) 433,698 8,392
Evolve Vacation Rental Network, Series 8, Acquisition Date:
3/29/18 - 6/15/18, Cost $17,862  (1)(2)(3)(4) 2,098,881 40,613
Evolve Vacation Rental Network, Series 9, Acquisition Date:
5/29/20, Cost $4,323  (1)(2)(3)(4) 745,950 14,434
153,698
Specialty Retail 0.1%
Minted, Series E, Acquisition Date: 10/30/18, Cost $23,655  (1)(2)
(3)(4) 1,756,494 14,983
14,983
Total Consumer Discretionary 168,681
CONSUMER STAPLES 0.2%
Food Products 0.2%
Farmers Business Network, Series D, Acquisition Date: 11/3/17,
Cost $9,028  (1)(2)(3) 488,972 24,463
Farmers Business Network, Series F, Acquisition Date: 7/31/20,
Cost $10,408  (1)(2)(3) 314,865 15,753
Total Consumer Staples 40,216
FINANCIALS 0.1%
Capital Markets 0.1%
Trumid Holdings, Series J-A, Acquisition Date: 7/31/20,
Cost $11,909  (1)(2)(3)(5) 24,002 11,034
Trumid Holdings, Series J-B, Acquisition Date: 7/31/20,
Cost $7,186  (1)(2)(3)(5) 24,002 11,035
Trumid Holdings, Series L, Acquisition Date: 9/15/21,
Cost $3,703  (1)(2)(3)(5) 4,229 1,944
24,013
Insurance 0.0%
Go Maps, Series B, Acquisition Date: 12/15/17, Cost $9,940  (1)
(2)(3) 936,022 4,671

T. ROWE PRICE New Horizons Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Go Maps, Series B-1, Acquisition Date: 5/15/19 - 7/29/20,
Cost $2,147  (1)(2)(3) 167,743 837
Go Maps, Series B-3, Acquisition Date: 11/21/22, Cost $4,837  (1)
(2)(3) 605,644 3,022
Jetclosing, Series A, Acquisition Date: 5/25/18, Cost $8,916  (1)(2)
(3)(4) 4,570,635 —
Jetclosing, Series B-1, Acquisition Date: 7/13/20 - 2/25/21,
Cost $8,764  (1)(2)(3)(4) 6,554,775 —
Jetclosing, Series B-2, Acquisition Date: 2/6/20, Cost $1,328  (1)
(2)(3)(4) 1,168,452 —
8,530
Total Financials 32,543
HEALTH CARE 1.8%
Biotechnology 1.0%
Caris Life Sciences, Series C, Acquisition Date: 8/14/20,
Cost $15,671  (1)(2)(3) 5,677,732 30,376
Caris Life Sciences, Series D, Acquisition Date: 5/11/21,
Cost $27,023  (1)(2)(3) 3,336,170 17,849
Eikon Therapeutics, Series B, Acquisition Date: 12/3/21,
Cost $26,128  (1)(2)(3) 1,477,112 31,756
Eikon Therapeutics, Series C, Acquisition Date: 5/18/23,
Cost $6,173  (1)(2)(3) 287,120 6,173
Genesis Therapeutics, Series A, Acquisition Date: 11/24/20,
Cost $6,008  (1)(2)(3)(4) 1,176,193 6,008
Genesis Therapeutics, Series A-2, Acquisition Date: 11/24/20,
Cost $391  (1)(2)(3)(4) 76,477 391
Insitro, Series B, Acquisition Date: 5/21/20, Cost $7,412  (1)(2)(3) 1,189,622 21,759
Insitro, Series C, Acquisition Date: 4/7/21, Cost $15,759  (1)(2)(3) 861,590 15,759
Ring Therapeutics, Series B, Acquisition Date: 4/12/21,
Cost $13,087  (1)(2)(3) 1,422,490 13,087
Tempus Labs, Series D, Acquisition Date: 3/16/18, Cost $8,531  (1)
(2)(3) 910,093 35,839
Tempus Labs, Series E, Acquisition Date: 8/23/18,
Cost $11,140  (1)(2)(3) 665,388 27,560
Tempus Labs, Series F, Acquisition Date: 4/30/19, Cost $4,400  (1)
(2)(3) 177,721 7,589
Tempus Labs, Series G, Acquisition Date: 2/6/20, Cost $4,335  (1)
(2)(3) 113,018 4,995
Tempus Labs, Series G-2, Acquisition Date: 11/19/20,
Cost $6,602  (1)(2)(3) 115,207 4,154
Tessera Therapeutics, Series C, Acquisition Date: 2/25/22,
Cost $9,702  (1)(2)(3) 474,429 9,702
Treeline Biosciences, Series A, Acquisition Date: 4/9/21 - 9/26/22,
Cost $22,682  (1)(2)(3) 2,897,679 22,682
255,679

T. ROWE PRICE New Horizons Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Health Care Equipment & Supplies 0.1%
Kardium, Series D-5, Acquisition Date: 11/29/18, Cost $8,865  (1)
(2)(3)(4) 9,149,620 9,294
Kardium, Series D-6, Acquisition Date: 1/8/21, Cost $18,745  (1)
(2)(3)(4) 18,452,429 18,745
28,039
Health Care Providers & Services 0.2%
Babyco, Class A, Acquisition Date: 11/3/17, Cost $9,057  (1)(2)(3)
(4)(5) 2,611,790 —
Capsule, Series 1-D, Acquisition Date: 4/7/21, Cost $8,954  (1)(2)
(3) 617,862 1,812
Color Health, Series D, Acquisition Date: 12/17/20,
Cost $11,006  (1)(2)(3) 292,304 11,955
Color Health, Series D-1, Acquisition Date: 1/13/20 - 12/23/20,
Cost $12,814  (1)(2)(3) 600,689 24,568
Color Health, Series E, Acquisition Date: 10/26/21, Cost $4,422  (1)
(2)(3) 44,229 1,809
40,144
Life Sciences Tools & Services 0.5%
Inscripta, Series E, Acquisition Date: 3/30/21, Cost $18,372  (1)(2)
(3) 2,080,677 6,055
National Resilience, Series B, Acquisition Date: 10/23/20,
Cost $24,828  (1)(2)(3) 1,817,581 110,381
116,436
Total Health Care 440,298
INDUSTRIALS & BUSINESS SERVICES 0.5%
Aerospace & Defense 0.1%
ABL Space Systems, Series B, Acquisition Date: 3/24/21,
Cost $18,589  (1)(2)(3) 412,771 13,254
13,254
Air Freight & Logistics 0.1%
FLEXE, Series C, Acquisition Date: 11/18/20, Cost $17,689  (1)(2)
(3) 1,453,824 26,140
FLEXE, Series D, Acquisition Date: 4/7/22, Cost $9,169  (1)(2)(3) 449,562 8,083
34,223
Ground Transportation 0.1%
Convoy, Series C, Acquisition Date: 9/14/18, Cost $21,159  (1)(2)
(3) 2,979,808 15,435
Convoy, Series D, Acquisition Date: 10/30/19, Cost $26,263  (1)(2)
(3) 1,939,655 10,048
Convoy, Series E, Acquisition Date: 9/30/21, Cost $10,692  (1)(2)
(3) 648,097 3,357
28,840

T. ROWE PRICE New Horizons Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Professional Services 0.2%
Checkr, Series C, Acquisition Date: 4/10/18, Cost $25,265  (1)(2)
(3)(4) 5,552,310 29,983
Checkr, Series D, Acquisition Date: 9/6/19, Cost $45,551  (1)(2)(3)
(4) 4,517,982 24,397
54,380
Total Industrials & Business Services 130,697
INFORMATION TECHNOLOGY 1.9%
IT Services 0.5%
Haul Hub, Series B, Acquisition Date: 2/14/20 - 3/3/21,
Cost $13,003  (1)(2)(3)(4) 891,864 10,782
Haul Hub, Series C, Acquisition Date: 4/14/22, Cost $5,451  (1)(2)
(3)(4) 288,891 3,493
ServiceTitan, Series A-1, Acquisition Date: 11/9/18, Cost $55  (1)
(2)(3) 2,099 153
ServiceTitan, Series D, Acquisition Date: 11/9/18,
Cost $27,048  (1)(2)(3) 1,028,634 74,998
ServiceTitan, Series E, Acquisition Date: 4/23/20, Cost $1,606  (1)
(2)(3) 47,506 3,464
ServiceTitan, Series F, Acquisition Date: 3/25/21, Cost $3,169  (1)
(2)(3) 29,532 2,153
ServiceTitan, Series G, Acquisition Date: 6/28/21, Cost $1,631  (1)
(2)(3) 13,714 1,000
Themis Solutions, Series AA, Acquisition Date: 4/14/21,
Cost $2,064  (1)(2)(3) 91,920 1,638
Themis Solutions, Series AB, Acquisition Date: 4/14/21,
Cost $205  (1)(2)(3) 9,150 163
Themis Solutions, Series B, Acquisition Date: 4/14/21,
Cost $224  (1)(2)(3) 9,990 178
Themis Solutions, Series E, Acquisition Date: 4/14/21,
Cost $26,118  (1)(2)(3) 1,163,260 20,729
118,751
Software 1.4%
Databricks, Series F, Acquisition Date: 10/22/19, Cost $25,522  (1)
(2)(3) 1,782,729 130,424
Databricks, Series G, Acquisition Date: 2/1/21, Cost $12,785  (1)
(2)(3) 216,243 15,820
Gusto, Series B, Acquisition Date: 8/18/20, Cost $6,279  (1)(2)(3) 464,700 8,750
Gusto, Series B-2, Acquisition Date: 8/18/20, Cost $11,722  (1)(2)
(3) 867,510 16,335
Gusto, Series C, Acquisition Date: 7/16/18, Cost $20,951  (1)(2)(3) 2,755,737 51,891
Gusto, Series D, Acquisition Date: 7/16/19, Cost $29,246  (1)(2)(3) 2,196,921 41,368
Lookout, Series F, Acquisition Date: 3/21/14 - 8/8/14,
Cost $31,937  (1)(2)(3) 2,795,838 6,486

T. ROWE PRICE New Horizons Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SecurityScorecard, Series E, Acquisition Date: 3/5/21,
Cost $18,207  (1)(2)(3) 3,604,617 18,384
Seismic Software, Series E, Acquisition Date: 12/13/18,
Cost $18,216  (1)(2)(3) 2,889,530 24,648
Seismic Software, Series F, Acquisition Date: 9/25/20,
Cost $2,446  (1)(2)(3) 278,205 2,373
Socure, Series A, Acquisition Date: 12/22/21, Cost $2,679  (1)(2)
(3) 166,753 1,247
Socure, Series A-1, Acquisition Date: 12/22/21, Cost $2,199  (1)
(2)(3) 136,862 1,024
Socure, Series B, Acquisition Date: 12/22/21, Cost $40  (1)(2)(3) 2,476 19
Socure, Series E, Acquisition Date: 10/27/21, Cost $5,097  (1)(2)(3) 317,219 2,373
Tanium, Series G, Acquisition Date: 8/26/15, Cost $31,923  (1)(2)
(3) 6,430,431 28,358
349,500
Total Information Technology 468,251
Total Convertible Preferred Stocks (Cost $970,902) 1,288,092
PREFERRED STOCKS 0.9%
HEALTH CARE 0.9%
Life Sciences Tools & Services 0.9%
Sartorius (EUR)  660,173 228,722
Total Health Care 228,722
Total Preferred Stocks (Cost $139,812) 228,722
SHORT-TERM INVESTMENTS 4.1%
Money Market Funds 4.1%
T. Rowe Price Government Reserve Fund, 5.13%  (4)(6) 1,026,484,502 1,026,485
Total Short-Term Investments (Cost $1,026,485) 1,026,485
Total Investments in Securities
100.0% of Net Assets
(Cost $18,375,398) $ 24,943,323
‡ Shares/Par are denominated in U.S. dollars unless otherwise noted.
(1) See Note 2. Level 3 in fair value hierarchy.

T. ROWE PRICE New Horizons Fund

.
.
.
.
.
.
.
.
.
.
(2) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$1,738,585 and represents 7.0% of net assets.
(3) Non-income producing
(4) Affiliated Companies
(5) Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U.S. tax purposes.
(6) Seven-day yield
ADR American Depositary Receipts
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets; the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
EUR Euro
GBP British Pound

T. ROWE PRICE New Horizons Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended June 30, 2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
Babyco, Class A  $ — $ — $ —
Burlington Stores  93,931 (149,825) —
Ceridian HCM Holding  (1,451) 45,149 —
Checkr  — (6,103) —
Checkr, Series C  — (12,770) —
Checkr, Series D  — (10,391) —
Descartes Systems Group  36,376 26,609 —
Endava, ADR  299 (169,392) —
Entegris  (77,609) 328,083 1,208
Evolve Vacation Rental Network, Series 4  — — —
Evolve Vacation Rental Network, Series 5  — — —
Evolve Vacation Rental Network, Series 6  — 1 —
Evolve Vacation Rental Network, Series 7  — — —
Evolve Vacation Rental Network, Series 8  — — —
Evolve Vacation Rental Network, Series 9  — — —
Five Below  12 (15,021) —
Floor & Decor Holdings, Class A  3,198 193,831 —
Genesis Therapeutics, Series A  — — —
Genesis Therapeutics, Series A-2  — — —
Globant  35 45,455 —
Go Maps, Series B  — (4,673) —
Go Maps, Series B-1  — (838) —
Go Maps, Series B-3  — (3,024) —
Haul Hub, Series B  — (6,048) —
Haul Hub, Series C  — (1,958) —
HubSpot  194,994 233,492 —
Jetclosing, 4.00%, 9/14/23  — — 50
Jetclosing, Series A  — — —
Jetclosing, Series B-1  — — —
Jetclosing, Series B-2  — — —
Kardium, Series D-5  — — —
Kardium, Series D-6  — — —
Minted, Series E  — (8,818) —
Paylocity Holding  41,449 (63,518) —

T. ROWE PRICE New Horizons Fund

AFFILIATED COMPANIES (CONTINUED)
($000s)
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
RBC Bearings  $ (4,530) $ 36,030 $ —
Repligen  (14,754) (43,287) —
Saia  8,741 249,936 —
Scholar Rock, Warrants, 12/31/25  — (270) —
Scholar Rock Holding  19 (4,989) —
SecurityScorecard, Series E  — 793 —
SiteOne Landscape Supply  (20,223) 233,247 —
Wingstop  31,569 54,053 301
T. Rowe Price Government Reserve Fund, 5.13% — — 18,358
Totals $ 292,056# $ 945,754 $ 19,917+

T. ROWE PRICE New Horizons Fund

AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
12/31/22
Purchase
Cost
Sales
Cost
Value
06/30/23
Babyco, Class A  $ — $ — $ — $ —
Burlington Stores  669,300 124,071 403,611 *
Ceridian HCM Holding  733,642 58,250 102,432 734,609
Checkr  20,432 — — 14,329
Checkr, Series C  42,753 — — 29,983
Checkr, Series D  34,788 — — 24,397
Descartes Systems Group  451,675 — 140,098 338,186
Endava, ADR  504,688 23,395 186 358,505
Entegris  518,485 43,515 409,570 *
Evolve Vacation Rental Network,
Series 4  13,900 — — 13,900
Evolve Vacation Rental Network,
Series 5  33,426 — — 33,426
Evolve Vacation Rental Network,
Series 6  42,932 — — 42,933
Evolve Vacation Rental Network,
Series 7  8,392 — — 8,392
Evolve Vacation Rental Network,
Series 8  40,613 — — 40,613
Evolve Vacation Rental Network,
Series 9  14,434 — — 14,434
Five Below  — 625,219 233 609,965
Floor & Decor Holdings, Class A  412,359 41,421 159,732 *
Genesis Therapeutics, Series A  6,008 — — 6,008
Genesis Therapeutics, Series
A-2  391 — — 391
Globant  407,574 137,102 429 589,702
Go Maps, Series B  9,344 — — *
Go Maps, Series B-1  1,675 — — *
Go Maps, Series B-3  6,046 — — *
Haul Hub, Series B  16,830 — — 10,782
Haul Hub, Series C  5,451 — — 3,493
HubSpot  706,705 83,889 415,959 *
Jetclosing, 4.00%, 9/14/23  1,162 — — 1,162
Jetclosing, Series A  — — — —
Jetclosing, Series B-1  — — — —
Jetclosing, Series B-2  — — — —
Kardium, Series D-5  9,294 — — 9,294
Kardium, Series D-6  18,745 — — 18,745

T. ROWE PRICE New Horizons Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
12/31/22
Purchase
Cost
Sales
Cost
Value
06/30/23
Minted, Series E  $ 23,801 $ — $ — $ 14,983
Paylocity Holding  743,473 101,194 40,702 740,447
RBC Bearings  454,861 — 203,237 *
Repligen  601,780 14,874 233,313 *
Saia  433,878 5,050 101,047 587,817
Scholar Rock, Warrants,
12/31/25  1,162 — — 892
Scholar Rock Holding  29,848 — 16 24,843
SecurityScorecard, Series E  17,591 — — *
SiteOne Landscape Supply  482,105 87,429 60,972 741,809
Wingstop  255,281 — 181,781 *
T. Rowe Price Government
Reserve Fund, 5.13% 399,266   ¤   ¤ 1,026,485
Total $ 6,040,525^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
+ Investment income comprised $19,867 of dividend income and $50 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $5,147,792.
* On the date indicated, issuer was held but not considered an affiliated company.

T. ROWE PRICE New Horizons Fund
June 30, 2023 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $18,375,398) $ 24,943,323
Receivable for shares sold 13,349
Receivable for investment securities sold 2,663
Dividends receivable 1,793
Due from affiliates 410
Foreign currency (cost $37) 37
Other assets 320
Total assets 24,961,895
Liabilities
Investment management fees payable 12,731
Payable for shares redeemed 11,562
Payable to directors 20
Other liabilities 1,985
Total liabilities 26,298
NET ASSETS $ 24,935,597

T. ROWE PRICE New Horizons Fund
June 30, 2023 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ 5,493,673
Paid-in capital applicable to 462,973,089 shares of $1.00
par value capital stock outstanding; 1,600,000,000 shares
authorized 19,441,924
NET ASSETS $ 24,935,597
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $10,554,279; Shares outstanding:
196,676,296) $ 53.66
I Class
(Net assets: $12,150,477; Shares outstanding:
225,268,949) $ 53.94
Z Class
(Net assets: $2,230,841; Shares outstanding: 41,027,844) $ 54.37

T. ROWE PRICE New Horizons Fund
(Unaudited)
Statement of Operations

($000s)
6 Months
Ended
6/30/23
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $247) $ 45,373
    Interest 50
Other 39
Total income 45,462
Expenses
Investment management 74,546
Shareholder servicing
Investor Class $ 6,688
I Class 742 7,430
Prospectus and shareholder reports
Investor Class 161
I Class 121 282
Custody and accounting 213
Proxy and annual meeting 169
Registration 58
Directors 41
Legal and audit 25
Miscellaneous 293
Waived / paid by Price Associates (6,561)
Total expenses 76,496
Net investment loss (31,034)

T. ROWE PRICE New Horizons Fund
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/23
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities 1,442,548
Foreign currency transactions 90
Net realized gain 1,442,638
Change in net unrealized gain / loss
Securities 2,062,143
Other assets and liabilities denominated in foreign currencies 6
Change in net unrealized gain / loss 2,062,149
Net realized and unrealized gain / loss 3,504,787
INCREASE IN NET ASSETS FROM OPERATIONS
$ 3,473,753

T. ROWE PRICE New Horizons Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
6 Months
Ended
6/30/23
Year
Ended
12/31/22
Increase (Decrease) in Net Assets
Operations
Net investment loss $ (31,034) $ (101,111)
Net realized gain (loss) 1,442,638 (2,137,551)
Change in net unrealized gain / loss 2,062,149 (11,954,711)
Increase (decrease) in net assets from operations 3,473,753 (14,193,373)
Distributions to shareholders
Net earnings
Investor Class – (440,452)
I Class – (490,982)
Z Class – (85,708)
Decrease in net assets from distributions – (1,017,142)
Capital share transactions
*
Shares sold
Investor Class 509,447 1,170,847
I Class 577,453 6,373,838
Z Class 101,626 176,674
Distributions reinvested
Investor Class – 428,716
I Class – 454,840
Z Class – 85,708
Shares redeemed
Investor Class (1,073,932) (7,921,628)
I Class (870,434) (2,160,862)
Z Class (86,665) (362,892)
Decrease in net assets from capital share
transactions (842,505) (1,754,759)

T. ROWE PRICE New Horizons Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/23
Year
Ended
12/31/22
Net Assets
Increase (decrease) during period 2,631,248 (16,965,274)
Beginning of period 22,304,349 39,269,623
End of period $ 24,935,597 $ 22,304,349
*Share information (000s)
Shares sold
Investor Class 10,170 21,191
I Class 11,489 109,916
Z Class 2,019 3,233
Distributions reinvested
Investor Class – 8,710
I Class – 9,200
Z Class – 1,726
Shares redeemed
Investor Class (21,478) (138,252)
I Class (17,466) (40,117)
Z Class (1,724) (6,449)
Decrease in shares outstanding (16,990) (30,842)

T. ROWE PRICE New Horizons Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price New Horizons Fund, Inc. (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks long-term capital growth by investing primarily in common stocks of small, rapidly growing companies. The fund has three classes of shares:
the New Horizons Fund (Investor Class), the New Horizons Fund–I Class (I Class),
and the New Horizons Fund–Z Class (Z Class). I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts.
The Z Class is only available to funds advised by T. Rowe Price Associates, Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss.
Dividend income and capital gain distributions are recorded on the ex-dividend date.
Non-cash dividends, if any, are recorded at the fair market value of the asset received.
Proceeds from litigation payments, if any, are included in either net realized gain (loss)
or change in net unrealized gain/loss from securities. Distributions to shareholders are

T. ROWE PRICE New Horizons Fund

recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against
U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class.
In-Kind Redemptions  In accordance with guidelines described in the fund’s prospectus, and when considered to be in the best interest of all shareholders, the fund may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain
(loss) to paid-in capital. During the six months ended June 30, 2023, the fund realized
$12,102,000 of net gain on $21,764,000 of in-kind redemptions.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by
T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In June 2022, the FASB issued Accounting Standards
Update (ASU), ASU 2022-03, Fair Value Measurement (Topic 820) – Fair Value
Measurement of Equity Securities Subject to Contractual Sale Restrictions, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments under this ASU are effective for fiscal

T. ROWE PRICE New Horizons Fund

years beginning after December 15, 2023; however, the fund opted to early adopt, as permitted, effective December 1, 2022. Adoption of the guidance did not have a material impact on the fund's financial  statements.
The FASB issued Accounting Standards Update (ASU), ASU 2020–04, Reference Rate
Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial
Reporting in March 2020 and ASU 2021-01 in January 2021 which provided further amendments and clarifications to Topic 848. These ASUs provide optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered
Rate (LIBOR), and other interbank-offered based reference rates, through December 31,
2022. In December 2022, FASB issued ASU 2022-06 which defers the sunset date of
Topic 848 from December 31, 2022 to December 31, 2024, after which entities will no longer be permitted to apply the relief in Topic 848. Management intends to rely upon the relief provided under Topic 848, which is not expected to have a material impact on the fund's financial  statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated
T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee).
Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies;
and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

T. ROWE PRICE New Horizons Fund

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including

T. ROWE PRICE New Horizons Fund

developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices.
The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE New Horizons Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on June 30, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the six months ended
June 30, 2023. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any, and is included on the accompanying
Statement of Operations. The change in unrealized gain/loss on Level 3 instruments held at June 30, 2023, totaled $(65,370,000) for the six months ended June 30, 2023. During the six months, transfers into Level 3 resulted from a lack of observable market data for the security.
In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s
Level 3 assets, by class of financial instrument. Because the Valuation Designee considers
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 21,601,376 $ 530,059 $ 265,148 $ 22,396,583
Convertible Bonds — — 3,441 3,441
Convertible Preferred Stocks — — 1,288,092 1,288,092
Preferred Stocks — 228,722 — 228,722
Short-Term Investments 1,026,485 — — 1,026,485
Total $ 22,627,861 $ 758,781 $ 1,556,681 $ 24,943,323
($000s)
Beginning
Balance
12/31/22
Gain (Loss)
During
Period
Total
Purchases Total Sales
Transfer
Into
Level 3
Ending
Balance
6/30/23
Investment in
Securities
Common Stocks $ 256,024 $ 36,944 $ 873 $ (28,705) $ 12 $ 265,148
Convertible Bonds 1,162 — 2,279 — — 3,441
Convertible Preferred
Stocks 1,437,295 (91,666) 15,127 (72,664) — 1,288,092
Total $ 1,694,481 $ (54,722) $ 18,279 $ (101,369) $ 12 $ 1,556,681

T. ROWE PRICE New Horizons Fund

a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Inputs(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Common
Stocks
$ 265,148 Recent
comparable
transaction
price(s)
—# —# —# —#
Discount for
uncertainty
5%
- 100%
57% Decrease
Expected
present value
Discount rate
for cost of
equity
5% - 11% 6% Decrease
Timing of
events
2.08 yrs 2.08 yrs Decrease
Discount
for lack of
collectability
50% 50% Decrease
Market
comparable
Probability
for potential
outcome
25%
- 40%
33% Increase
Enterprise
value to sales
multiple
1.1x
– 14.3x
7.8x Increase
Sales growth
rate
10%
- 168%
42% Increase
Enterprise
value to gross
profit multiple
1.5x
– 18.4x
10.2x Increase
Gross profit
growth rate
11%
- 51%
38% Increase
Projected
enterprise
value to sales
multiple
19.9x
– 30.7x
25.3x Increase

T. ROWE PRICE New Horizons Fund

Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Inputs(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Projected
enterprise
value to gross
profit multiple
26.1x
– 39.7x
32.9x Increase
Enterprise
value to gross
merchandise
value
0.4x 0.4x Increase
Enterprise
value to
billings
multiple
5.4x 5.4x Increase
Discount for
uncertainty
100% 100% Decrease
Discount
for lack of
marketability
10% 10% Decrease
Convertible
Bonds
$ 3,441 Recent
comparable
transaction
price(s)
—# —# —# —#
Estimated
liquidation
value
—# —# —# Decrease
Convertible
Preferred
Stocks
$ 1,288,092 Recent
comparable
transaction
price(s)
—# —# —# —#
Premium for
cumulative
preferred
dividend rights
9% - 23% 13% Increase
Discount for
uncertainty
50% 50% Decrease
Market
comparable
Probability
for potential
outcome
25%
- 40%
33% Increase

T. ROWE PRICE New Horizons Fund

Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Inputs(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Premium for
liquidation
preferemce
—# —# Increase
Enterprise
value to sales
multiple
0.8x
– 14.3x
5.5x Increase
Sales growth
rate
(58%)
- 168%
29% Increase
Enterprise
value to gross
profit multiple
1.5x
– 18.4x
7.8x Increase
Gross profit
growth rate
8% - 51% 38% Increase
Enterprise
value to
EBITDA
multiple
7.5x 7.5x Increase
EBITDA
growth rate
65% 65% Increase
Projected
enterprise
value to
EBITDA
multiple
15.1x 15.1x Increase
Projected
enterprise
value to sales
multiple
0.8x
– 30.7x
15.3x Increase
Projected
enterprise
value to gross
profit multiple
26.1x
– 39.7x
32.9x Increase
Enterprise
value to gross
merchandise
value
0.4x 0.4x Increase

T. ROWE PRICE New Horizons Fund

+ Valuation techniques may change in order to reflect the Valuation Designee’s judgment of current market participant assumptions.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
# No quantitative unobservable inputs significant to the valuation technique were created by the
Valuation Designee.
Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Inputs(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Enterprise
value to
billings
multiple
5.4x
– 5.7x
5.5x Increase
Rate of return 40% 40% Increase
Discount rate
for cost of
capital
15%
– 40%
19% Increase
Discount for
uncertainty
80% 80% Decrease
Discount
for lack of
collectability
100% 100% Decrease
Discount
for lack of
marketability
10% 10% Decrease
Estimated
liquidation
value
—# —# —# —#
Discount
for lack of
collectability
100% 100% Decrease

T. ROWE PRICE New Horizons Fund

NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Other  Purchases and sales of portfolio securities other than short-term securities aggregated $6,586,401,000 and $8,130,751,000, respectively, for the six months ended
June 30, 2023.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the
Internal Revenue Code and distribute to shareholders all of its taxable income and gains.
Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/
tax differences to reflect tax character but are not adjusted for temporary differences.
The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of December 31, 2022, the fund had $2,144,324,000 of available capital loss carryforwards.
At June 30, 2023, the cost of investments (including derivatives, if any) for federal income tax purposes was $18,522,765,000. Net unrealized gain aggregated
$6,420,544,000 at period-end, of which $7,819,196,000 related to appreciated investments and $1,398,652,000 related to depreciated investments.

T. ROWE PRICE New Horizons Fund

NOTE 5 - FOREIGN  TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries.
All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability.
Any deferred tax liability incurred by the fund is included in either Other liabilities or
Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee equal to 0.35% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At June 30, 2023, the effective annual group fee rate was 0.29%. Effective May 1, 2021, Price Associates has contractually agreed, at least through April 30, 2024, to waive a portion of its management fee so that an individual fund fee of 0.2975% is applied to the fund’s average daily net assets that are equal to or greater than $40 billion. Thereafter, this agreement will automatically renew for one-year terms unless terminated by the fund’s
Board. Any fees waived under this agreement are not subject to reimbursement to Price
Associates by the fund. No management fees were waived under this arrangement for the six months ended June 30, 2023.
The I Class is subject to an operating expense limitation (I Class Limit) pursuant to which Price Associates is contractually required to pay all operating expenses of the
I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and

T. ROWE PRICE New Horizons Fund

expenses, to the extent such operating expenses, on an annualized basis, exceed the
I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby
Price Associates has agreed to waive and/or bear all of the Z Class’ expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price
Associates during the six months ended June 30, 2023 as indicated in the table below.
At June 30, 2023, there were no amounts subject to repayment by the fund. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively,
Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price
Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for
I Class Z Class
Expense limitation/I Class Limit 0.05% 0.00%
Expense limitation date 04/30/24 N/A
(Waived)/repaid during the period ($000s) $— $(6,561)

T. ROWE PRICE New Horizons Fund

certain retirement accounts invested in the Investor Class. For the six months ended
June 30, 2023, expenses incurred pursuant to these service agreements were $58,000 for
Price Associates; $1,712,000 for T. Rowe Price Services, Inc.; and $1,368,000 for T. Rowe
Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates invests. As approved by the fund’s Board of
Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. Price has agreed to waive/reimburse shareholder servicing costs in excess of 0.05% of the fund’s average daily value of its shares owned by the college savings plan. Any amounts waived/paid by Price under this voluntary agreement are not subject to repayment by the fund. Price may amend or terminate this voluntary arrangement at any time without prior notice. For the six months ended June 30, 2023, the fund was charged $80,000 for shareholder servicing costs related to the college savings plans, of which $67,000 was for services provided by Price. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities. At June 30, 2023, no shares of the Investor Class were held by college savings plans and approximately 1% of the outstanding shares of the I Class were held by college savings plans.
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates
(collectively, Price Funds and accounts) may invest in the fund. No Price fund or account may invest for the purpose of exercising management or control over the fund.
At June 30, 2023, approximately 100% of the Z Class's outstanding shares were held by
Price Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the
T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund,
organized as money market funds (together, the Price Reserve Funds). The Price Reserve
Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
As of June 30, 2023, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned
294,727 shares of the I Class, representing less than 1% of the I Class's net assets.

T. ROWE PRICE New Horizons Fund

The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended
June 30, 2023, the aggregate value of purchases and sales cross trades with other funds or accounts advised by Price Associates was less than 1% of the fund’s net assets as of
June 30, 2023.
Price Associates has voluntarily agreed to reimburse the fund from its own resources on a monthly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended June 30, 2023, this reimbursement amounted to $644,000, which is included in Net realized gain (loss) on Securities in the Statement of Operations.
NOTE 7 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.

T. ROWE PRICE New Horizons Fund

These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE New Horizons Fund

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND
RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of
Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting
Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says,
“Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.
RESULTS OF PROXY VOTING
A Special Meeting of Shareholders was held on July 24, 2023 for shareholders of record on April 7, 2023, to elect the following director-nominees to serve on the Board of all
Price Funds. The newly elected Directors took office effective July 24, 2023.
The results of the voting were as follows:
Teresa Bryce Bazemore, Bruce W. Duncan, Robert J. Gerrard, Jr., Paul F. McBride and
David Oestreicher continue to serve as Directors on the Board of all Price Funds.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and
Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .
Votes For Votes Withheld
Melody Bianchetto 226,244,651 5,738,755
Mark J. Parrell 226,405,909 5,558,156
Kellye L. Walker 226,049,383 5,947,700
Eric L. Veiel 226,697,999 5,296,185

T. ROWE PRICE New Horizons Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser). In that regard, at a meeting held on March 6–7, 2023 (Meeting), the Board, including all of the fund’s independent directors, approved the continuation of the fund’s Advisory Contract. At the Meeting, the
Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of the Advisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the Advisory
Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance; maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Adviser’s senior management team and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract.
Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the
T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for

T. ROWE PRICE New Horizons Fund

various periods through December 31, 2022. Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2022, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data. In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the
Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups. The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the
Advisory Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the Adviser under the Advisory Contract and other direct and indirect benefits that the Adviser (and its affiliates) may have realized from its relationship with the fund. In considering soft-
dollar arrangements pursuant to which research may be received from broker-dealers that execute the fund’s portfolio transactions, the Board noted that the Adviser bears the cost of research services for all client accounts that it advises, including the T. Rowe
Price funds. The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the
Adviser. Under the Advisory Contract, the fund pays a fee to the Adviser for investment management services composed of two components—a group fee rate based on the combined average net assets of most of the T. Rowe Price funds (including the fund)
that declines at certain asset levels and an individual fund fee rate based on the fund’s average daily net assets—and the fund pays its own expenses of operations. The group fee rate decreases as total T. Rowe Price fund assets grow, which reduces the management fee rate for any fund that has a group fee component to its management fee, and reflects that certain resources utilized to operate the fund are shared with other T. Rowe Price funds thus allowing shareholders of those funds to share potential
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (continued)

T. ROWE PRICE New Horizons Fund

economies of scale. In addition, the fund’s individual fund fee contains a breakpoint that reduces the individual fund fee rate once the fund’s assets reach a certain level and provides additional opportunities for sharing potential economies of scale. The fund’s shareholders also benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size.
The fund also offers a Z Class, which serves as an underlying investment within certain
T. Rowe Price fund of funds arrangements. The Adviser waives its advisory fee on the Z Class and waives or bears the Z Class’s other operating expenses, with certain exceptions. The Board considered whether the advisory fee and operating expense waivers on the Z Class may present a means for cross-subsidization of the Z Class by other share classes of the fund. In that regard, the Board noted that the Z Class operating expenses are largely covered by the all-inclusive fees charged by the investing T. Rowe
Price fund of funds and that any Z Class operating expenses not covered by the investing
T. Rowe Price fund of funds’ fees are paid by the Adviser and not by shareholders of any other share class of the fund.
In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe
Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-
party service providers. The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a group of competitor funds selected by Broadridge (Expense Group)
and (ii) actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a broader set of funds within the Lipper investment classification (Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements) in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (continued)

T. ROWE PRICE New Horizons Fund

with the highest relative expenses. The information provided to the Board indicated that the fund’s contractual management fee ranked in the first quintile (Expense Group), the fund’s actual management fee rate ranked in the first quintile (Expense Group and
Expense Universe), and the fund’s total expenses ranked in the first quintile (Expense
Group and Expense Universe).
The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors; subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States.
Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional business are fundamentally different from those of the proprietary mutual fund business. The Board considered information showing that the Adviser’s mutual fund business is generally more complex from a business and compliance perspective than its institutional account business and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary mutual fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its mutual fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the
Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (continued)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F42-051 8/23

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)   The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price New Horizons Fund, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 18, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 18, 2023

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	August 18, 2023